Investment in joint venture - Summary of movement in asset retirement obligation (Details) - Asanko Gold Mine (AGM) [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Balance, beginning of year	$ 81,028	$ 72,693
Accretion expense	2,527	1,191
Change in estimate	(25,331)	7,307
Reclamation undertaken during the year	(76)	(163)
Total asset retirement provisions, end of year	58,148	81,028
Total non-current portion of asset retirement provisions	$ 58,148	$ 81,028